Distribution Date:	09/13/21	GS Mortgage Securities Trust 2015-GC32
Determination Date:	09/07/21
Next Distribution Date:	10/13/21
Record Date:	08/31/21	Commercial Mortgage Pass-Through Certificates
Series 2015-GC32

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	GS Mortgage Securities Corporation II
Certificate Factor Detail	3		Leah Nivison	(212) 902-1000
Certificate Interest Reconciliation Detail	4		200 West Street, | New York, NY 10282
		Master Servicer	Midland Loan Services
Exchangeable Certificate Detail	5
			askmidlandls.com	(913) 253-9000
Additional Information	6
			A Division of PNC Bank, N.A.,10851 Mastin Street, Building 82 | Overland Park, KS 66210
Bond / Collateral Reconciliation - Cash Flows	7	Special Servicer	CWCapital Asset Management LLC
Bond / Collateral Reconciliation - Balances	8		Brian Hanson		bhanson@cwcapital.com
Current Mortgage Loan and Property Stratification	9-13		900 19th Street, NW,8th Floor | Washington, DC 20006
Mortgage Loan Detail (Part 1)	14-16	Operating Advisor	Park Bridge Lender Services LLC
Mortgage Loan Detail (Part 2)	17-19		David Rodgers	(212) 230-9025
Principal Prepayment Detail	20		600 Third Avenue,,40th Floor | New York, NY 10016
Historical Detail	21	Controlling Class	Seer Capital Partners Master Fund L.P.
		Representative
Delinquency Loan Detail	22		-
Collateral Stratification and Historical Detail	23		, | ,
Specially Serviced Loan Detail - Part 1	24
Specially Serviced Loan Detail - Part 2	25
Modified Loan Detail	26
Historical Liquidated Loan Detail	27
Historical Bond / Collateral Loss Reconciliation Detail	28
Interest Shortfall Detail - Collateral Level	29
Supplemental Notes	30

This report is compiled by Wells Fargo Bank, N.A. from information provided by third parties. Wells Fargo Bank, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential	Page 1 of 30

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	36250PAA3	1.593000%	54,451,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	36250PAB1	3.062000%	50,885,000.00	5,022,462.97	12,442.23	12,815.65	0.00	0.00	25,257.88	5,010,020.74	34.05%	30.00%
A-3	36250PAC9	3.498000%	180,000,000.00	180,000,000.00	0.00	524,700.00	0.00	0.00	524,700.00	180,000,000.00	34.05%	30.00%
A-4	36250PAD7	3.764000%	331,866,000.00	331,866,000.00	0.00	1,040,953.02	0.00	0.00	1,040,953.02	331,866,000.00	34.05%	30.00%
A-AB	36250PAE5	3.513000%	84,984,000.00	67,349,024.02	1,355,234.17	197,164.27	0.00	0.00	1,552,398.44	65,993,789.85	34.05%	30.00%
A-S	36250PAH8	4.018000%	70,218,000.00	70,218,000.00	0.00	235,113.27	0.00	0.00	235,113.27	70,218,000.00	26.10%	23.00%
B	36250PAJ4	4.559254%	60,188,000.00	60,188,000.00	0.00	228,676.97	0.00	0.00	228,676.97	60,188,000.00	19.29%	17.00%
C	36250PAL9	4.569254%	42,632,000.00	42,632,000.00	0.00	162,330.35	0.00	0.00	162,330.35	42,632,000.00	14.47%	12.75%
D	36250PAM7	3.345000%	51,410,000.00	51,410,000.00	0.00	143,305.38	0.00	0.00	143,305.38	51,410,000.00	8.65%	7.63%
E	36250PAP0	4.569254%	20,063,000.00	20,063,000.00	0.00	76,394.11	0.00	0.00	76,394.11	20,063,000.00	6.38%	5.63%
F	36250PAR6	4.569254%	10,031,000.00	10,031,000.00	0.00	38,195.15	0.00	0.00	38,195.15	10,031,000.00	5.25%	4.63%
G	36250PAT2	4.569254%	17,555,000.00	17,555,000.00	0.00	66,844.37	0.00	0.00	66,844.37	17,555,000.00	3.26%	2.88%
H*	36250PAV7	4.569254%	28,840,074.00	28,840,074.00	0.00	94,135.00	0.00	29,090.23	94,135.00	28,810,983.77	0.00%	0.00%
R	36250PAX3	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,003,123,075.00	885,174,560.99	1,367,676.40	2,820,627.54	0.00	29,090.23	4,188,303.94	883,777,794.36

Notional Certificates
X-A	36250PAF2	0.882379%	772,404,000.00	654,455,486.99	0.00	481,231.42	0.00	0.00	481,231.42	653,087,810.59
X-B	36250PAG0	0.010000%	60,188,000.00	60,188,000.00	0.00	501.57	0.00	0.00	501.57	60,188,000.00
X-D	36250PAN5	1.224254%	51,410,000.00	51,410,000.00	0.00	52,449.07	0.00	0.00	52,449.07	51,410,000.00
Notional SubTotal			884,002,000.00	766,053,486.99	0.00	534,182.06	0.00	0.00	534,182.06	764,685,810.59

Deal Distribution Total					1,367,676.40	3,354,809.60	0.00	29,090.23	4,722,486.00

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 2 of 30

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution Interest Distribution		/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	36250PAA3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	36250PAB1	98.70222993	0.24451666	0.25185516	0.00000000	0.00000000	0.00000000	0.00000000	0.49637182	98.45771328
A-3	36250PAC9	1,000.00000000	0.00000000	2.91500000	0.00000000	0.00000000	0.00000000	0.00000000	2.91500000	1,000.00000000
A-4	36250PAD7	1,000.00000000	0.00000000	3.13666667	0.00000000	0.00000000	0.00000000	0.00000000	3.13666667	1,000.00000000
A-AB	36250PAE5	792.49063377	15.94693319	2.32001636	0.00000000	0.00000000	0.00000000	0.00000000	18.26694954	776.54370058
A-S	36250PAH8	1,000.00000000	0.00000000	3.34833333	0.00000000	0.00000000	0.00000000	0.00000000	3.34833333	1,000.00000000
B	36250PAJ4	1,000.00000000	0.00000000	3.79937812	0.00000000	0.00000000	0.00000000	0.00000000	3.79937812	1,000.00000000
C	36250PAL9	1,000.00000000	0.00000000	3.80771134	0.00000000	0.00000000	0.00000000	0.00000000	3.80771134	1,000.00000000
D	36250PAM7	1,000.00000000	0.00000000	2.78750010	0.00000000	0.00000000	0.00000000	0.00000000	2.78750010	1,000.00000000
E	36250PAP0	1,000.00000000	0.00000000	3.80771121	0.00000000	0.00000000	0.00000000	0.00000000	3.80771121	1,000.00000000
F	36250PAR6	1,000.00000000	0.00000000	3.80771110	0.00000000	0.00000000	0.00000000	0.00000000	3.80771110	1,000.00000000
G	36250PAT2	1,000.00000000	0.00000000	3.80771119	0.00000000	0.00000000	0.00000000	0.00000000	3.80771119	1,000.00000000
H	36250PAV7	1,000.00000000	0.00000000	3.26403462	0.54367683	6.06152259	0.00000000	1.00867390	3.26403462	998.99132610
R	36250PAX3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	36250PAF2	847.29686406	0.00000000	0.62303072	0.00000000	0.00000000	0.00000000	0.00000000	0.62303072	845.52618913
X-B	36250PAG0	1,000.00000000	0.00000000	0.00833339	0.00000000	0.00000000	0.00000000	0.00000000	0.00833339	1,000.00000000
X-D	36250PAN5	1,000.00000000	0.00000000	1.02021144	0.00000000	0.00000000	0.00000000	0.00000000	1.02021144	1,000.00000000

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 3 of 30

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	08/01/21 - 08/30/21	30	0.00	12,815.65	0.00	12,815.65	0.00	0.00	0.00	12,815.65	0.00
A-3	08/01/21 - 08/30/21	30	0.00	524,700.00	0.00	524,700.00	0.00	0.00	0.00	524,700.00	0.00
A-4	08/01/21 - 08/30/21	30	0.00	1,040,953.02	0.00	1,040,953.02	0.00	0.00	0.00	1,040,953.02	0.00
A-AB	08/01/21 - 08/30/21	30	0.00	197,164.27	0.00	197,164.27	0.00	0.00	0.00	197,164.27	0.00
X-A	08/01/21 - 08/30/21	30	0.00	481,231.42	0.00	481,231.42	0.00	0.00	0.00	481,231.42	0.00
X-B	08/01/21 - 08/30/21	30	0.00	501.57	0.00	501.57	0.00	0.00	0.00	501.57	0.00
X-D	08/01/21 - 08/30/21	30	0.00	52,449.07	0.00	52,449.07	0.00	0.00	0.00	52,449.07	0.00
A-S	08/01/21 - 08/30/21	30	0.00	235,113.27	0.00	235,113.27	0.00	0.00	0.00	235,113.27	0.00
B	08/01/21 - 08/30/21	30	0.00	228,676.97	0.00	228,676.97	0.00	0.00	0.00	228,676.97	0.00
C	08/01/21 - 08/30/21	30	0.00	162,330.35	0.00	162,330.35	0.00	0.00	0.00	162,330.35	0.00
D	08/01/21 - 08/30/21	30	0.00	143,305.38	0.00	143,305.38	0.00	0.00	0.00	143,305.38	0.00
E	08/01/21 - 08/30/21	30	0.00	76,394.11	0.00	76,394.11	0.00	0.00	0.00	76,394.11	0.00
F	08/01/21 - 08/30/21	30	0.00	38,195.15	0.00	38,195.15	0.00	0.00	0.00	38,195.15	0.00
G	08/01/21 - 08/30/21	30	0.00	66,844.37	0.00	66,844.37	0.00	0.00	0.00	66,844.37	0.00
H	08/01/21 - 08/30/21	30	158,531.44	109,814.68	0.00	109,814.68	15,679.68	0.00	0.00	94,135.00	174,814.76
Totals			158,531.44	3,370,489.28	0.00	3,370,489.28	15,679.68	0.00	0.00	3,354,809.60	174,814.76

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 4 of 30

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	36250PAH8	4.018000%	70,218,000.00	70,218,000.00	0.00	235,113.27	0.00	0.00	235,113.27	70,218,000.00
A-S (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	36250PAJ4	4.559254%	60,188,000.00	60,188,000.00	0.00	228,676.97	0.00	0.00	228,676.97	60,188,000.00
B (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	36250PAL9	4.569254%	42,632,000.00	42,632,000.00	0.00	162,330.35	0.00	0.00	162,330.35	42,632,000.00
C (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			173,038,000.03	173,038,000.00	0.00	626,120.59	0.00	0.00	626,120.59	173,038,000.00

Exchangeable Certificate Details
PEZ	36250PAK1	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 5 of 30

Additional Information
Total Available Distribution Amount (1)	4,722,486.00
(1) The Available Distribution Amount includes any Prepayment Penalties.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 6 of 30

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,383,595.47	Master Servicing Fee	8,864.79
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	(2,964.99)
Interest Adjustments	0.00	Trustee Fee	2,964.99
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	381.10
ARD Interest	0.00	Operating Advisor Fee	0.00
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	1,006.12
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,383,595.47	Total Fees	10,252.01

Principal		Expenses/Reimbursements
Scheduled Principal	1,357,823.70	Reimbursement for Interest on Advances	110.09
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	14,464.43
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	994.39
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	(9,852.70)
		Other Expenses	0.00
Total Principal Collected	1,357,823.70	Total Expenses/Reimbursements	5,716.21

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,354,809.60
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	1,367,676.40
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,722,486.00
Total Funds Collected	4,741,419.17	Total Funds Distributed	4,738,454.22

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential			Page 7 of 30

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	885,145,470.76	885,145,470.76	Beginning Certificate Balance	885,174,560.99
(-) Scheduled Principal Collections	1,357,823.70	1,357,823.70	(-) Principal Distributions	1,367,676.40
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	29,090.23
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	883,787,647.06	883,787,647.06	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	886,648,522.27	886,648,522.27	Ending Certificate Balance	883,777,794.36
Ending Actual Collateral Balance	885,368,413.75	885,368,413.75

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	29,090.23
Beginning Cumulative Advances	0.00	29,090.47	UC / (OC) Change	(38,942.93)
Current Period Advances	0.00	0.00	Ending UC / (OC)	(9,852.70)
Ending Cumulative Advances	0.00	(9,852.70)	Net WAC Rate	4.57
			UC / (OC) Interest	110.77
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential				Page 8 of 30

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	5	160,712,672.32	18.18%	46	4.4867	NAP	Defeased	5	160,712,672.32	18.18%	46	4.4867	NAP
5,000,000 or less	15	52,859,919.61	5.98%	46	4.6248	1.347402	1.30 or less	23	388,988,197.40	44.01%	45	4.4730	0.963361
5,000,001 to 10,000,000	21	160,274,543.30	18.13%	44	4.6684	1.467307	1.31-1.40	7	60,734,352.98	6.87%	46	4.2617	1.370781
10,000,001 to 15,000,000	5	57,374,857.64	6.49%	46	4.5813	1.501553	1.41-1.50	6	106,943,606.73	12.10%	45	4.3825	1.443699
15,000,001 to 20,000,000	6	111,241,930.37	12.59%	45	4.3218	1.347825	1.51-1.60	5	47,885,615.89	5.42%	45	4.3355	1.557319
20,000,001 to 25,000,000	3	69,356,282.74	7.85%	45	4.4615	1.456056	1.61-1.70	4	31,255,239.70	3.54%	46	4.5447	1.641247
25,000,001 to 30,000,000	1	27,867,391.17	3.15%	46	4.3500	0.580000	1.71-1.80	0	0.00	0.00%	0	0.0000	0.000000
30,000,001 to 50,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.81-1.90	2	14,726,327.13	1.67%	46	4.9022	1.837484
50,000,001 to 75,000,000	4	244,100,049.91	27.62%	45	4.2412	1.098394	1.91-2.00	1	9,691,153.41	1.10%	46	4.6520	1.920000
75,000,001 or greater	0	0.00	0.00%	0	0.0000	0.000000	2.01-2.50	5	44,700,481.50	5.06%	44	4.1198	2.190370
Totals	60	883,787,647.06	100.00%	45	4.4392	1.337449	2.51-3.00	2	18,150,000.00	2.05%	46	4.6122	2.529899
							3.01 or greater	0	0.00	0.00%	0	0.0000	0.000000
							Totals	60	883,787,647.06	100.00%	45	4.4392	1.337449
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 9 of 30

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	48	160,712,672.32	18.18%	46	4.4867	NAP	Totals	154	883,787,647.06	100.00%	45	4.4392	1.337449
Alabama	5	11,425,446.51	1.29%	46	4.7697	1.325870
									Property Type³
California	6	119,601,132.77	13.53%	45	4.1473	1.275466
Colorado	2	64,611,585.84	7.31%	46	4.3004	0.674281		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Connecticut	2	25,258,616.95	2.86%	46	4.6738	1.333616		Properties	Balance	Agg. Bal.			DSCR¹
Florida	5	44,595,913.90	5.05%	46	4.7791	1.069216	Defeased	48	160,712,672.32	18.18%	46	4.4867	NAP
Georgia	4	17,968,338.46	2.03%	46	4.7143	1.921613	Industrial	7	27,373,283.10	3.10%	45	4.3921	1.531056
Idaho	2	11,553,415.09	1.31%	46	4.7730	0.480481	Lodging	8	144,109,704.69	16.31%	44	4.5775	0.594591
Illinois	19	40,629,925.75	4.60%	39	4.7833	1.344236	Mixed Use	8	76,552,304.15	8.66%	45	4.3326	1.472644
Indiana	12	27,055,236.90	3.06%	46	4.6904	1.740436	Multi-Family	25	51,096,958.13	5.78%	46	4.6154	1.665956
Kentucky	3	7,421,342.92	0.84%	46	4.8685	1.460000	Office	12	51,931,925.12	5.88%	45	4.3386	1.784994
Michigan	3	12,226,725.81	1.38%	46	4.7962	1.647743	Retail	42	349,668,786.37	39.56%	46	4.3749	1.344145
Missouri	7	11,592,778.03	1.31%	46	4.8407	1.592055	Self Storage	4	22,342,013.18	2.53%	46	4.4661	1.771972
Nevada	1	3,375,730.94	0.38%	46	4.9300	1.680000	Totals	154	883,787,647.06	100.00%	45	4.4392	1.337449
New Hampshire	1	3,805,991.86	0.43%	46	4.4300	1.530000
New Jersey	2	22,329,940.73	2.53%	45	4.5102	1.540410
North Carolina	3	9,578,308.23	1.08%	46	4.5695	1.381072
Ohio	2	10,255,201.36	1.16%	46	5.2320	(0.133299)
Oklahoma	1	2,179,991.38	0.25%	46	5.0225	1.320000
Pennsylvania	5	61,712,983.09	6.98%	46	4.4795	1.021617
South Carolina	2	12,629,800.31	1.43%	46	4.6653	1.796682
Tennessee	2	6,447,706.46	0.73%	46	4.8685	1.416824
Texas	6	141,294,690.45	15.99%	45	4.3237	1.326465
Virginia	1	10,950,000.00	1.24%	45	4.0758	1.640000
Washington	10	44,574,170.98	5.04%	44	3.7198	1.862342

Note: Please refer to footnotes on the next page of the report.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 10 of 30

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	5	160,712,672.32	18.18%	46	4.4867	NAP	Defeased	5	160,712,672.32	18.18%	46	4.4867	NAP
	4.000% or less	2	44,574,170.98	5.04%	44	3.7198	1.862342	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.250%	8	184,788,913.55	20.91%	45	4.1144	1.353620	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	11	204,348,566.32	23.12%	46	4.3792	1.068371	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	16	143,222,672.64	16.21%	46	4.6258	1.437574	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.751% to 5.000%	14	112,340,500.38	12.71%	46	4.8443	1.313835	49 months or greater	55	723,074,974.74	81.82%	45	4.4286	1.283061
	5.001% or greater	4	33,800,150.87	3.82%	37	5.1632	0.674340	Totals	60	883,787,647.06	100.00%	45	4.4392	1.337449
	Totals	60	883,787,647.06	100.00%	45	4.4392	1.337449
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 11 of 30

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	5	160,712,672.32	18.18%	46	4.4867	NAP	Defeased	5	160,712,672.32	18.18%	46	4.4867	NAP
	60 months or less	55	723,074,974.74	81.82%	45	4.4286	1.283061	Interest Only	6	65,700,000.00	7.43%	45	4.1796	2.198975
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	300 months or less	49	657,374,974.74	74.38%	45	4.4535	1.191522
	Totals	60	883,787,647.06	100.00%	45	4.4392	1.337449	301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	60	883,787,647.06	100.00%	45	4.4392	1.337449
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 12 of 30

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	5	160,712,672.32	18.18%	46	4.4867	NAP				None
Underwriter's Information		6	61,000,627.37	6.90%	46	4.8169	1.553083
	12 months or less	46	618,231,404.83	69.95%	45	4.3832	1.309561
	13 to 24 months	3	43,842,942.54	4.96%	46	4.5292	0.533692
	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	49 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	60	883,787,647.06	100.00%	45	4.4392	1.337449
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 13 of 30

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
01A1	30309707	MH	Various	Various	Actual/360	4.42525%	340,217.81	162,020.94	0.00	N/A	07/06/25	--	89,286,249.53	89,124,228.59	09/06/21
2	30520773	RT	Fresno	CA	Actual/360	4.13625%	259,099.71	100,963.19	0.00	N/A	06/06/25	--	72,757,824.68	72,656,861.49	09/03/21
3	30520777	RT	El Paso	TX	Actual/360	4.39925%	235,467.32	92,473.04	0.00	N/A	07/03/25	--	62,167,992.91	62,075,519.87	09/03/21
4	30520787	LO	Denver	CO	Actual/360	4.32825%	220,682.65	102,053.37	0.00	N/A	07/03/25	--	59,213,639.21	59,111,585.84	09/03/21
05A3	30520782	MU	Dallas	TX	Actual/360	4.09825%	177,668.33	97,672.08	0.00	N/A	05/06/25	--	50,353,754.79	50,256,082.71	09/03/21
06A2	30309709	OF	Oakland	CA	Actual/360	4.39025%	189,013.89	0.00	0.00	N/A	06/06/25	--	50,000,000.00	50,000,000.00	09/06/21
7	30309711	LO	Canonsburg	PA	Actual/360	4.35025%	104,554.38	44,789.16	0.00	N/A	07/06/25	--	27,912,180.33	27,867,391.17	03/06/20
8	30520780	LO	Tallahassee	FL	Actual/360	4.83725%	95,870.19	38,875.16	0.00	N/A	07/03/25	--	23,019,358.70	22,980,483.54	04/06/20
10	30520779	OF	Seattle	WA	Actual/360	3.90925%	84,141.32	0.00	0.00	N/A	04/04/25	--	25,000,000.00	25,000,000.00	09/03/21
11A1	30309712	RT	Lynnwood	WA	Actual/360	3.47925%	58,849.82	71,313.35	0.00	N/A	06/01/25	--	19,645,484.33	19,574,170.98	09/01/21
12	30309713	OF	Mundelein	IL	Actual/360	4.70525%	86,754.60	37,012.20	0.00	N/A	07/06/25	--	21,412,811.40	21,375,799.20	09/06/21
13	30309714	RT	Cypress	CA	Actual/360	4.09025%	69,502.70	38,121.21	0.00	N/A	06/06/25	--	19,734,184.97	19,696,063.76	09/03/21
14	30520774	RT	Woodbury	NJ	Actual/360	4.50325%	76,838.00	35,704.46	0.00	N/A	06/06/25	--	19,818,151.40	19,782,446.94	09/03/21
15	30309715	MF	Various	Various	Actual/360	4.86925%	80,687.29	27,978.65	0.00	N/A	07/06/25	--	19,246,456.24	19,218,477.59	09/06/21
16	30309716	RT	Enfield	CT	Actual/360	4.60525%	68,222.38	30,262.72	0.00	N/A	07/06/25	--	17,204,342.02	17,174,079.30	09/06/21
17	30520776	RT	Eddystone	PA	Actual/360	4.45725%	60,730.07	28,561.86	0.00	N/A	07/03/25	--	15,825,253.66	15,796,691.80	09/03/21
18	30309717	Various Various		IN	Actual/360	4.83525%	55,354.89	28,466.48	0.00	N/A	07/06/25	--	13,295,366.30	13,266,899.82	09/06/21
19	30309718	LO	Idaho Falls	ID	Actual/360	4.77325%	28,387.82	17,613.18	0.00	N/A	07/06/25	--	6,906,872.11	6,889,258.93	09/06/21
20	30309719	LO	Ammon	ID	Actual/360	4.77325%	19,219.08	11,924.46	0.00	N/A	07/06/25	--	4,676,080.62	4,664,156.16	09/06/21
22	30309721	MF	Chicago	IL	Actual/360	5.30025%	51,977.97	17,803.00	0.00	N/A	06/06/25	--	11,388,964.61	11,371,161.61	09/06/21
23	30520768	IN	Carlsbad	CA	Actual/360	4.23125%	43,086.89	18,270.29	0.00	N/A	06/06/25	--	11,824,740.84	11,806,470.55	09/03/21
24	30295214	Various Various		Various	Actual/360	5.10425%	47,816.19	17,506.77	0.00	N/A	07/06/25	--	10,878,338.34	10,860,831.57	09/06/21
25	30309722	MU	Upper Darby	PA	Actual/360	4.64025%	41,979.77	15,961.96	0.00	N/A	07/06/25	--	10,506,617.66	10,490,655.70	09/06/21
26	30309723	RT	San Diego	CA	Actual/360	4.02025%	33,647.07	18,995.52	0.00	N/A	06/06/25	--	9,719,905.61	9,700,910.09	09/06/21
27	30309724	RT	Richmond	VA	Actual/360	4.07625%	38,431.40	0.00	0.00	N/A	06/06/25	--	10,950,000.00	10,950,000.00	09/06/21
28	30295688	RT	Sarasota	FL	Actual/360	4.63225%	38,352.35	16,834.05	0.00	N/A	07/06/25	--	9,615,330.40	9,598,496.35	09/06/21
29	30520785	SS	Myrtle Beach	SC	Actual/360	4.65225%	38,876.69	13,730.49	0.00	N/A	07/03/25	--	9,704,883.90	9,691,153.41	09/03/21
30	30309725	MF	Houston	TX	Actual/360	4.57025%	35,238.14	15,847.16	0.00	N/A	07/06/25	--	8,954,421.85	8,938,574.69	09/06/21

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 14 of 30

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
31	30309726	LO	Bolingbrook	IL	Actual/360	5.23025%	37,354.74	19,910.31	0.00	N/A	07/06/22	--	8,294,397.65	8,274,487.34	09/06/21
32	30309727	RT	Lilburn	GA	Actual/360	4.72525%	38,246.25	0.00	0.00	N/A	07/06/25	--	9,400,000.00	9,400,000.00	09/06/21
33	30295720	Various Various		MO	Actual/360	4.93525%	35,281.91	12,808.36	0.00	N/A	07/06/25	--	8,302,439.29	8,289,630.93	09/06/21
34	30309728	MU	Norwalk	CT	Actual/360	4.82025%	33,612.25	13,716.49	0.00	N/A	07/06/25	--	8,098,254.14	8,084,537.65	09/06/21
35	30309729	MH	Various	Various	Actual/360	4.51525%	31,298.55	14,383.38	0.00	N/A	07/06/25	--	8,050,210.72	8,035,827.34	09/06/21
36	30309730	MF	Various	IL	Actual/360	4.49125%	33,838.44	0.00	0.00	N/A	07/06/25	--	8,750,000.00	8,750,000.00	09/06/21
37	30295695	RT	Various	Various	Actual/360	4.70925%	33,466.63	11,961.52	0.00	N/A	07/06/25	--	8,253,233.51	8,241,271.99	09/06/21
38	30309731	LO	Columbus	OH	Actual/360	5.29525%	36,011.22	12,273.27	0.00	N/A	07/06/25	--	7,897,918.78	7,885,645.51	02/06/21
39	30309732	MF	New Braunfels	TX	Actual/360	4.40025%	30,697.67	12,117.39	0.00	N/A	06/06/25	--	8,102,023.25	8,089,905.86	09/06/21
40	30309733	SS	Various	Various	Actual/360	4.57025%	28,190.51	12,677.73	0.00	N/A	07/06/25	--	7,163,537.50	7,150,859.77	09/06/21
41	30309734	RT	Various	Various	Actual/360	5.02325%	29,374.83	12,791.27	0.00	N/A	07/06/25	--	6,791,977.72	6,779,186.45	08/06/21
42	30309735	LO	Sherman	TX	Actual/360	4.86025%	26,982.95	10,843.20	0.00	N/A	07/06/25	--	6,447,539.40	6,436,696.20	09/06/21
43	30309736	RT	Canton	GA	Actual/360	4.66925%	23,572.04	9,501.64	0.00	N/A	07/06/25	--	5,862,922.81	5,853,421.17	09/06/21
44	30520775	MF	Zionsville	IN	Actual/360	4.34825%	22,841.70	0.00	0.00	N/A	07/03/25	--	6,100,000.00	6,100,000.00	09/03/21
45	30520783	RT	San Antonio	TX	Actual/360	4.40725%	20,899.63	9,358.78	0.00	N/A	07/03/25	--	5,507,269.90	5,497,911.12	09/03/21
46	30309737	OF	Auburn Hills	MI	Actual/360	4.84425%	21,403.58	8,654.13	0.00	N/A	07/06/25	--	5,131,249.97	5,122,595.84	09/06/21
47	30520769	SS	Lakewood	CO	Actual/360	4.00325%	18,961.02	0.00	0.00	N/A	06/06/25	--	5,500,000.00	5,500,000.00	09/03/21
48	30520781	IN	Birmingham	AL	Actual/360	4.19925%	15,294.86	7,978.19	0.00	N/A	07/03/25	--	4,230,503.14	4,222,524.95	09/03/21
49	30520784	RT	Pisgah Forest	NC	Actual/360	4.39625%	16,212.99	6,812.50	0.00	N/A	07/03/25	--	4,282,495.64	4,275,683.14	09/03/21
50	30309738	RT	Cedar Springs	MI	Actual/360	4.76825%	15,207.62	12,343.76	0.00	N/A	07/06/25	--	3,703,956.11	3,691,612.35	09/06/21
51	30309739	RT	Delray Beach	FL	Actual/360	4.96325%	17,941.57	5,577.84	0.00	N/A	07/06/25	--	4,198,563.36	4,192,985.52	09/06/21
52	30309740	IN	Nashua	NH	Actual/360	4.43025%	14,545.17	6,913.06	0.00	N/A	07/06/25	--	3,812,904.92	3,805,991.86	09/06/21
53	30309741	RT	Indianapolis	IN	Actual/360	4.54025%	14,344.28	6,527.38	0.00	N/A	07/06/25	--	3,669,136.32	3,662,608.94	09/06/21
54	30309742	RT	Shelby Township	MI	Actual/360	4.75525%	14,008.90	8,807.30	0.00	N/A	06/06/25	--	3,421,324.92	3,412,517.62	09/06/21
55	30309743	RT	Las Vegas	NV	Actual/360	4.93025%	14,354.76	5,615.93	0.00	N/A	07/06/25	--	3,381,346.87	3,375,730.94	09/06/21
56	30309744	RT	Harrisonville	MO	Actual/360	4.60425%	13,118.73	5,857.96	0.00	N/A	06/06/25	--	3,309,005.06	3,303,147.10	09/06/21
58	30309745	RT	Temecula	CA	Actual/360	4.39425%	11,289.49	5,475.12	0.00	N/A	06/06/25	--	2,983,360.78	2,977,885.66	09/06/21
59	30309746	RT	Jersey Shore	PA	Actual/360	4.65225%	12,065.79	4,593.15	0.00	N/A	06/06/25	--	3,012,013.56	3,007,420.41	09/06/21

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 15 of 30

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments	Repay Date	Date	Date	Balance	Balance	Date
60	30309747	RT	Lakewood	CA	Actual/360	4.68525%	11,166.92	5,050.37	0.00	N/A	07/06/25	--	2,767,991.59	2,762,941.22	09/06/21
61	30309748	RT	Duluth	GA	Actual/360	4.77525%	11,182.30	4,643.15	0.00	N/A	07/06/25	--	2,719,560.44	2,714,917.29	09/06/21
62	30309749	IN	Memphis	TN	Actual/360	4.55925%	10,969.22	4,336.69	0.00	N/A	06/06/25	--	2,794,133.14	2,789,796.45	09/06/21
63	30309750	MH	Grove	OK	Actual/360	4.88025%	9,190.23	5,539.08	0.00	N/A	06/06/25	--	2,186,993.86	2,181,454.78	09/06/21
Totals							3,383,595.47	1,357,823.70	0.00				885,145,470.76	883,787,647.06
(1) Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 16 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
01A1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
2	5,957,158.72	5,690,019.36	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
3	5,591,415.20	1,283,999.29	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
4	(1,230,201.86)	2,739,191.52	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
05A3	22,479,058.01	5,866,503.78	03/01/21	05/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
06A2	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
7	1,059,218.94	0.00	--	--	06/07/21	0.00	0.00	149,098.14	2,686,025.79	0.00	0.00
8	1,387,576.00	0.00	--	--	06/07/21	0.00	0.00	134,196.08	2,283,115.71	171,626.89	0.00
10	36,076,210.25	32,331,908.66	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
11A1	27,858,784.22	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12	1,643,659.16	439,960.98	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
13	1,107,726.04	1,406,122.35	04/01/20	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1,678,905.52	554,231.36	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
15	2,205,521.17	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1,906,671.38	1,562,098.94	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,517,939.34	1,587,235.72	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,848,070.05	1,808,229.69	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
19	236,432.40	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	412,106.30	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
23	1,125,341.19	299,600.19	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
24	922,165.44	1,097,089.76	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
25	762,824.82	1,087,737.64	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
26	860,110.85	1,063,955.20	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,623,784.07	220,827.05	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,319,332.21	1,015,193.93	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1,137,951.00	1,230,059.84	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
30	711,272.25	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 17 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
31	254,362.12	455,050.48	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
32	1,207,752.08	327,377.50	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
33	846,349.57	1,137,044.73	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
34	882,537.59	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
35	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
36	1,006,635.95	1,006,390.56	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
37	923,508.61	929,977.64	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
38	(286,048.08)	0.00	--	--	--	0.00	0.00	48,079.03	337,757.77	0.00	0.00
39	789,735.77	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
40	838,049.55	795,976.12	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
41	329,258.38	0.00	--	--	--	0.00	0.00	42,136.86	42,136.86	18,503.72	(9,852.70)
42	378,703.83	941,016.43	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
43	567,533.65	540,598.90	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
44	635,552.78	631,161.88	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
45	547,130.19	552,990.84	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
46	886,341.27	831,519.88	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
47	425,348.71	460,188.84	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
48	395,052.04	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
49	416,471.05	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
50	409,819.98	431,011.04	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
51	313,766.31	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
52	384,872.30	421,713.45	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
53	370,208.00	443,524.98	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
54	358,395.73	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
55	423,373.57	415,943.56	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
56	275,966.87	66,479.52	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
58	458,447.09	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
59	248,764.44	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 18 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
60	253,508.98	243,778.26	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
61	244,811.22	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
62	212,504.61	342,443.21	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
63	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
Totals	135,197,746.83	72,258,153.08				0.00	0.00	373,510.11	5,349,036.13	190,130.61	(9,852.70)

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 19 of 30

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential					Page 20 of 30

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
09/13/21	0	0.00	0	0.00	3	58,733,520.22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.439194%	4.421854%	45
08/12/21	1	6,791,977.72	0	0.00	3	58,829,457.81	0	0.00	0	0.00	1	2,719,560.44	0	0.00	0	0.00	4.439199%	4.421858%	46
07/12/21	0	0.00	0	0.00	3	58,925,011.31	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.439204%	4.421863%	47
06/11/21	0	0.00	0	0.00	3	59,027,804.17	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.439213%	4.421871%	48
05/12/21	0	0.00	1	7,935,560.21	2	51,187,003.25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.439217%	4.421875%	49
04/12/21	1	7,948,770.75	0	0.00	2	51,275,819.97	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.439226%	4.421883%	50
03/12/21	0	0.00	0	0.00	2	51,357,804.58	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.439230%	4.421887%	51
02/12/21	0	0.00	1	7,976,193.37	2	51,458,987.46	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.439246%	4.421902%	52
01/12/21	0	0.00	0	0.00	3	59,528,308.71	0	0.00	0	0.00	2	14,874,790.80	0	0.00	0	0.00	4.439251%	4.421906%	53
12/11/20	0	0.00	1	7,999,864.09	2	51,621,199.73	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.439239%	4.421894%	54
11/13/20	2	17,907,218.68	0	0.00	2	51,708,366.97	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.439245%	4.421900%	55
10/13/20	0	0.00	0	0.00	3	58,685,971.48	0	0.00	0	0.00	1	4,796,362.71	0	0.00	0	0.00	4.439247%	4.421901%	56
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																		Page 21 of 30

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹ Advances		Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
7	30309711	03/06/20	17	6	149,098.14	2,686,025.79	116,319.23	28,678,193.50	06/26/20	1
8	30520780	04/06/20	16	6	134,196.08	2,283,115.71	311,587.52	23,647,108.77	06/25/20	2
38	30309731	02/06/21	6	6	48,079.03	337,757.77	5,638.10	7,976,193.37	05/12/21	1
41	30309734	08/06/21	0	B	42,136.86	42,136.86	18,503.72	6,791,977.72
Totals					373,510.11	5,349,036.13	452,048.57	67,093,473.36
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon		1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon		2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 22 of 30

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		8,274,487	8,274,487	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		875,513,160	816,779,640	58,733,520		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Sep-21	883,787,647	825,054,127	0	0	58,733,520	0
Aug-21	885,145,471	819,524,035	6,791,978	0	58,829,458	0
Jul-21	886,498,128	827,573,116	0	0	58,925,011	0
Jun-21	887,942,366	828,914,562	0	0	59,027,804	0
May-21	889,284,378	821,807,020	0	7,935,560	59,541,798	0
Apr-21	890,718,353	823,118,206	7,948,771	0	59,651,376	0
Mar-21	892,049,799	832,296,981	0	0	59,752,818	0
Feb-21	893,668,475	825,815,259	0	7,976,193	59,877,023	0
Jan-21	894,990,498	827,024,886	0	0	67,965,611	0
Dec-20	896,281,688	828,204,142	0	7,999,864	60,077,683	0
Nov-20	897,688,086	819,595,697	17,907,219	0	60,185,170	0
Oct-20	898,991,197	831,809,419	0	0	67,181,778	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential							Page 23 of 30

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
7	30309711	27,867,391.17	28,678,193.50	35,400,000.00	03/16/21	1,044,344.90	0.58000	07/31/20	07/06/25	285
8	30520780	22,980,483.54	23,647,108.77	32,600,000.00	04/11/21	1,387,576.00	0.86000	12/31/20	07/03/25	285
38	30309731	7,885,645.51	7,976,193.37	8,800,000.00	06/11/21	(328,470.80)	(0.57000)	06/30/20	07/06/25	285
Totals		58,733,520.22	60,301,495.64	76,800,000.00		2,103,450.10

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 24 of 30

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
7	30309711	LO	PA	06/26/20	1

8	30520780	LO	FL	06/25/20	2

38	30309731	LO	OH	05/12/21	1

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential								Page 25 of 30

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
20	30309719	4,808,380.91	4.77303%	4,796,362.71 4.77303%		8	09/03/20	09/06/20	09/15/20
38	30309731	7,999,864.09	5.29503%	7,999,864.09 5.29503%		8	12/08/20	10/06/20	12/23/20
41	30309734	6,875,134.64	5.02253%	6,875,134.64 5.02253%		8	08/11/20	06/01/20	12/07/20
61	30309748	0.00	4.77503%	0.00	4.77503%	8	06/21/21	06/21/21	07/09/21
Totals		19,683,379.64		19,671,361.44
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential									Page 26 of 30

Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
* Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential											Page 27 of 30

Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 28 of 30

				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
7	0.00	0.00	6,008.87	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
8	0.00	0.00	4,955.56	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
31	0.00	0.00	0.00	0.00	572.65	0.00	0.00	0.00	0.00	0.00	0.00	0.00
38	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
39	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(38.32)	0.00	0.00	0.00
41	0.00	0.00	0.00	0.00	421.74	0.00	0.00	0.00	148.41	0.00	0.00	0.00
Total	0.00	0.00	14,464.43	0.00	994.39	0.00	0.00	0.00	110.09	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		15,568.91

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 29 of 30

Supplemental Notes
None

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